Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO (1) ($)		Compensation Actually Paid to PEO (1)(2) ($)		Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On(3)		Net Income ($)	Company Selected Measure: Adjusted EBITDA(5) ($)
Year	Former PEO (Black)	Current PEO (Collins)	Former PEO (Black)	Current PEO (Collins)			Company TSR ($)	Peer Group TSR(4) ($)
2025	—	11,410,244	—	(5,599,310)	5,404,080	(368,795)	82	258	93,339,000	231,367,000
2024	—	14,405,176	—	10,992,904	4,593,545	2,803,011	169	201	77,054,000	186,631,000
2023	9,616,696	6,752,127	26,705,325	7,973,866	4,535,894	16,538,822	179	147	65,824,000	157,630,000
2022	6,066,081	—	4,501,154	—	3,632,052	2,919,066	118	89	55,134,000	132,268,000
2021	6,693,464	—	14,052,465	—	3,829,274	7,227,613	131	138	44,597,000	107,015,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2025, Chad Collins served as our PEO, and our non-PEO NEOs were Kimberly Nelson, Eduardo Rosini, Jamie Thingelstad and Dan Juckniess. For 2024, Chad Collins served as our PEO, and our non-PEO NEOs were Kimberly Nelson, Dan Juckniess, Jamie Thingelstad, Archie Black, and James Frome. In 2023, Archie Black served as our PEO and upon his retirement as CEO, Chad Collins became our CEO and the PEO. Archie Black served as our PEO for 2021 and 2022. For 2021–2023, Kimberly Nelson and James Frome served as our non-PEO NEOs.
Peer Group Issuers, Footnote	Our selected peer group is the Nasdaq Computer Index, an independently prepared market capitalization weighted index, and which is the same industry index used in our stock price performance graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
PEO Total Compensation Amount	$ 11,410,244	$ 14,405,176		$ 6,066,081	$ 6,693,464
PEO Actually Paid Compensation Amount	$ (5,599,310)	10,992,904		4,501,154	14,052,465
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid, as defined and in accordance with Item 402(v) of Regulation S-K, is calculated as noted in the table below. The amounts noted do not reflect the actual amount of compensation earned by or paid to the individuals in the applicable year. The fair values and changes in fair values were determined in accordance with ASC Topic 718, consistent with the methods used for grant date fair valuation, exclusive of date of measurement. For a discussion of the relevant assumptions used to determine the value, refer to Note A and Note K to the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

		Base	Less	Plus	Plus or (Less)	Plus or (Less)	Plus or (Less)	Total
	Year	Summary Compensation Table - Total Compensation ($)	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year ($)	Change in Fair Value at End of Fiscal Year from End of Prior Fiscal Year of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years ($)
Change in Fair Value as of Vesting Date from End of Prior Fiscal Year of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)
							Fair Value as of Vesting Date of Stock Awards and Option Awards Granted and Vested During Fiscal Year ($)	Compensation Actually Paid ($)

	2025	11,410,244	(10,789,704)	3,555,948	(8,604,801)	(1,170,997)	—	(5,599,310)
Current PEO (Collins)	2024	14,405,176	(13,239,826)	10,335,734	(318,805)	(189,375)	—	10,992,904
	2023	6,752,127	(6,499,877)	7,721,616	—	—	—	7,973,866

Former PEO (Black)	2023	9,616,696	(8,315,596)	14,299,748	4,395,649	6,708,828	—	26,705,325
	2022	6,066,081	(5,089,381)	5,376,891	(835,723)	(1,016,714)	—	4,501,154
	2021	6,693,464	(5,241,434)	7,196,040	5,349,429	54,966	—	14,052,465

	2025	5,404,080	(4,390,314)	2,446,595	(3,579,743)	(508,492)	259,079	(368,795)
Non-PEO NEO Average	2024	4,593,545	(3,873,820)	1,715,721	(1,050,833)	(297,625)	1,716,023	2,803,011
	2023	4,535,894	(3,591,994)	10,151,683	4,752,143	691,096	—	16,538,822
	2022	3,632,052	(2,937,683)	3,103,639	(295,785)	(583,157)	—	2,919,066
	2021	3,829,274	(2,821,974)	3,874,330	2,301,858	44,125	—	7,227,613

Non-PEO NEO Average Total Compensation Amount	$ 5,404,080	4,593,545	$ 4,535,894	3,632,052	3,829,274
Non-PEO NEO Average Compensation Actually Paid Amount	$ (368,795)	2,803,011	16,538,822	2,919,066	7,227,613
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid, as defined and in accordance with Item 402(v) of Regulation S-K, is calculated as noted in the table below. The amounts noted do not reflect the actual amount of compensation earned by or paid to the individuals in the applicable year. The fair values and changes in fair values were determined in accordance with ASC Topic 718, consistent with the methods used for grant date fair valuation, exclusive of date of measurement. For a discussion of the relevant assumptions used to determine the value, refer to Note A and Note K to the Notes to Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

		Base	Less	Plus	Plus or (Less)	Plus or (Less)	Plus or (Less)	Total
	Year	Summary Compensation Table - Total Compensation ($)	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year ($)	Change in Fair Value at End of Fiscal Year from End of Prior Fiscal Year of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years ($)
Change in Fair Value as of Vesting Date from End of Prior Fiscal Year of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)
							Fair Value as of Vesting Date of Stock Awards and Option Awards Granted and Vested During Fiscal Year ($)	Compensation Actually Paid ($)

	2025	11,410,244	(10,789,704)	3,555,948	(8,604,801)	(1,170,997)	—	(5,599,310)
Current PEO (Collins)	2024	14,405,176	(13,239,826)	10,335,734	(318,805)	(189,375)	—	10,992,904
	2023	6,752,127	(6,499,877)	7,721,616	—	—	—	7,973,866

Former PEO (Black)	2023	9,616,696	(8,315,596)	14,299,748	4,395,649	6,708,828	—	26,705,325
	2022	6,066,081	(5,089,381)	5,376,891	(835,723)	(1,016,714)	—	4,501,154
	2021	6,693,464	(5,241,434)	7,196,040	5,349,429	54,966	—	14,052,465

	2025	5,404,080	(4,390,314)	2,446,595	(3,579,743)	(508,492)	259,079	(368,795)
Non-PEO NEO Average	2024	4,593,545	(3,873,820)	1,715,721	(1,050,833)	(297,625)	1,716,023	2,803,011
	2023	4,535,894	(3,591,994)	10,151,683	4,752,143	691,096	—	16,538,822
	2022	3,632,052	(2,937,683)	3,103,639	(295,785)	(583,157)	—	2,919,066
	2021	3,829,274	(2,821,974)	3,874,330	2,301,858	44,125	—	7,227,613

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Company Financial Performance and TSR
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Company Financial Performance and TSR
Total Shareholder Return Vs Peer Group
Tabular List, Table

TSR
Adjusted EBITDA(1)
Revenue

(1)Adjusted EBITDA is a non-GAAP financial measure. Refer to Appendix A in this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.

Total Shareholder Return Amount	$ 82	169	179	118	131
Peer Group Total Shareholder Return Amount	258	201	147	89	138
Net Income (Loss)	$ 93,339,000	$ 77,054,000	$ 65,824,000	$ 55,134,000	$ 44,597,000
Company Selected Measure Amount	231,367,000	186,631,000	157,630,000	132,268,000	107,015,000
PEO Name	Chad Collins	Chad Collins		Archie Black	Archie Black
Additional 402(v) Disclosure	TSR is the change from an original $100 investment at the close of market on December 31, 2020, and the value of the investment as of the last trading day of each respective year, assuming that dividends, if any, were reinvested. The comparison is based on historical data and are not intended to forecast or be indicative of future performance of our common stock.
We believe that the Compensation Actually Paid in each of the years reported above and over the cumulative period are reflective of the Compensation & Talent Committee’s emphasis on “pay-for-performance” as the Compensation Actually Paid fluctuated year-over-year, primarily due our stock price and varying levels of achievement against pre-established performance goals under our Management Incentive Plan and equity program, including our Adjusted EBITDA and TSR performance. Due to the leverage of our executive compensation program toward long-term incentives through grants of PSUs and RSUs, the Compensation Actually Paid is most significantly impacted by changes in our stock price over the vesting period of the awards. The Compensation Discussion and Analysis section of this Proxy Statement describes in greater detail the Compensation & Talent Committee’s emphasis on “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation.

Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We consider our TSR our most important financial performance measure used to link compensation actually paid to our Company performance. As TSR is already disclosed, our next most important measure, Adjusted EBITDA, is selected. Adjusted EBITDA is a non-GAAP financial measure. Refer to Appendix A in this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Archie Black [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,616,696
PEO Actually Paid Compensation Amount			$ 26,705,325
PEO Name			Archie Black
Chad Collins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,752,127
PEO Actually Paid Compensation Amount			$ 7,973,866
PEO Name			Chad Collins
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,789,704)	$ (13,239,826)		$ (5,089,381)	$ (5,241,434)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,555,948	10,335,734		5,376,891	7,196,040
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,604,801)	(318,805)		(835,723)	5,349,429
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,170,997)	(189,375)		(1,016,714)	54,966
PEO | Archie Black [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (8,315,596)
PEO | Archie Black [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,299,748
PEO | Archie Black [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,395,649
PEO | Archie Black [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Archie Black [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,708,828
PEO | Chad Collins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,499,877)
PEO | Chad Collins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,721,616
PEO | Chad Collins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chad Collins [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chad Collins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,390,314)	(3,873,820)	(3,591,994)	(2,937,683)	(2,821,974)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,446,595	1,715,721	10,151,683	3,103,639	3,874,330
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,579,743)	(1,050,833)	4,752,143	(295,785)	2,301,858
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	259,079	1,716,023	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (508,492)	$ (297,625)	$ 691,096	$ (583,157)	$ 44,125